Shareholder Report, Average Annual Return (Details) 190473_GuidePath Absolute Return Allocation Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Absolute Return Allocation Fund RS Shares
Average Annual Return, Percent	(0.06%)
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(0.11%)
FTSE 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	0.18%